Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income	$ 7,449,759	$ 7,149,860	$ 6,783,999
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,190,393	1,140,753	1,149,029
Amortization of intangibles			76,955
Amortization of premiums and accretion of discounts on investment securities, net	405,017	717,749	850,887
Stock compensation expense	115,000		119,834
Provision for loan losses	923,397	2,204,366	1,545,797
Gain on sale of securities	(14,542)	(423,388)	(459,934)
Federal Home Loan Bank stock dividends	(8,400)	(11,400)	(13,100)
Deferred income taxes	307,920	(850,100)	(536,374)
Excess tax benefit on stock options		(14,566)	(12,167)
Net writedown on other real estate owned	824,059	276,400	309,797
Decrease (increase) in accrued interest receivable	262,116	533,815	(220,484)
Increase in cash surrender value life insurance	(784,425)	(1,017,032)	(809,867)
Gain on BOLI death benefits	(623,774)
Decrease in accrued interest payable	(8,796)	(121,959)	(50,902)
Increase in deferred compensation liability	489,746	802,286	831,727
Net change in other operating assets and liabilities	(837,072)	824,044	1,522,053
Net cash provided by operating activities	9,690,398	11,210,828	11,087,250
Cash flows from investing activities
Proceeds from maturities of securities available-for-sale	12,944,631	81,916,607	256,825,697
Proceeds from sales of securities available-for-sale	18,004,518	41,974,017	5,583,382
Purchases of investment securities available-for-sale		(142,276,646)	(313,234,435)
Purchases of bank premises, furniture, fixtures and equipment	(1,807,469)	(338,615)	(295,878)
Proceeds from sale of other real estate owned	1,749,721	2,091,610	1,574,051
Net (increase) decrease in interest bearing deposits with other banks	(60,797,123)	15,544,647	(12,238,226)
Proceeds from redemption of Federal Home Loan Bank Stock	1,292,600	1,052,000	442,800
Purchases of Federal Home Loan Bank Stock		(438,600)	(282,700)
Proceeds from death benefits of bank owned life insurance	1,269,560
Net (increase) decrease in loans	(4,110,312)	(25,809,560)	17,400,787
Net cash used by investing activities	(31,453,874)	(26,284,540)	(44,224,522)
Cash flows from financing activities
Net increase in deposits	41,464,098	12,080,458	70,211,203
Net increase (decrease) in federal funds purchased	(27,500,000)	27,500,000
Net change in securities sold under agreement to repurchase	32,005,989	9,114,016	(46,913,668)
Proceeds from exercise of stock options		128,950	257,425
Excess tax benefit on stock option exercises		14,566	12,167
Dividends paid to stockholders	(4,341,076)	(4,285,371)	(4,276,282)
Federal Home Loan Bank advance proceeds		10,000,000
Federal Home Loan Bank advance payments	(13,500,000)	(45,000,000)
Net cash provided by financing activities	28,129,011	9,552,619	19,290,845
Net increase (decrease) in cash and due from banks	6,365,535	(5,521,093)	(13,846,427)
Cash and due from banks, beginning of year	16,040,195	21,561,288	35,407,715
Cash and due from banks, end of year	22,405,730	16,040,195	21,561,288
Supplemental disclosures of cash flow information
Cash paid for Interest	3,027,090	4,202,416	5,760,923
Income taxes	2,460,014	2,357,215	2,442,092
Noncash disclosures
Real estate acquired by foreclosure	2,874,173	1,436,923	1,697,450
Transfers from available-for-sale to held-to-maturity	$ 222,322,423